Leases - Summary of Net Investment, Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Future minimum lease receipts	$ 154.4	$ 184.8
Future rents to be received, Contingent rents	78.1	92.1
Estimated unguaranteed residual value	22.2	23.8
Unearned income	(97.1)	(120.5)
Allowance on direct financing leases	(0.3)	(0.3)
Net investment, direct financing leases	157.3	179.9
Net investment, direct financing leases	157.3	179.9
Current portion included within trade receivables	(16.8)	(16.8)
Net investment in property leased to franchisees	$ 140.5	$ 163.1